ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Accrued advertising and promotion expenses	1,556	6,750	1,072
Accrued bonuses and individual income taxes	30,506	60,892	9,675
Accrued bandwidth and server hosting expenses	57,761	88,804	14,110
Accrued agency commissions	68,323	156,405	24,850
Business tax and surcharges payable	23,983	34,105	5,419
Accrued IPO related costs	10,400	—	—
Payable to employees from cashless option exercise	—	21,163	3,362
Accrued channel distribution fee	2,188	5,278	839
Others	6,383	17,210	2,734

	201,100	390,607	62,061